Note 2 - Acquisitions Of Businesses	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
2.  ACQUISITIONS OF BUSINESSES

MacDermid Acquisition

On October 31, 2013, the Company completed the MacDermid Acquisition. The total consideration paid in connection with the MacDermid Acquisition and the acquisition of the approximately 3% of MacDermid equity interests (the “MacDermid Plan Shares”) not already held by MacDermid Holdings was approximately $1,800,000 (including the assumption of approximately $754,200 of indebtedness), plus (i) up to $100,000 of contingent consideration tied to achievement of EBITDA and stock trading price performance metrics over a seven-year period following the closing of the MacDermid Acquisition and (ii) an interest in certain MacDermid pending litigation. As a result of a favorable adjustment to the preliminary estimated working capital factored into the purchase price, the Company received a payment of approximately $8,540 in January 2014 which is reflected in “Acquisition of business, net” in the accompanying Condensed Consolidated Statements of Cash Flows.

The fair value of contingent consideration was measured based on significant inputs not observable in the market, which are considered to be Level 3 inputs under the ASC 820 fair value hierarchy (see Note 10). Key assumptions included in the fair value calculation of the EBITDA related earnout include a discount rate of approximately 2% and expected future value of payments of $60,000 calculated using a probability weighted EBITDA assessment with higher probability associated with the Company achieving the maximum EBITDA targets. Key assumptions included in the fair value calculation of the stock price related earnout include the fair value of Common Stock and an assumption of volatility.  The stock price related earnout was calculated using a Monte Carlo simulation.  At the inception of the MacDermid Acquisition, the fair value of the contingent payments was $35,500. As of March 31, 2014 and December 31, 2013, the fair value of the contingent consideration was $47,800 and $34,800, respectively, which was included in “Other long-term liabilities” in the accompanying Condensed Consolidated Balance Sheets. The $13,000 increase in fair value during the three months ended March 31, 2014, which is recorded in “Selling, technical, general and administrative expenses” in the accompanying Condensed Consolidated Statements of Operations, was primarily due to the first target of the stock trading price metric being achieved.

The excess of the cost of the MacDermid Acquisition over the net of amounts assigned to the fair value of the assets acquired and the liabilities assumed was recorded as goodwill. None of the goodwill recorded in connection with the MacDermid Acquisition is expected to be deductible for tax purposes. As the Company completes its purchase price allocation, it is anticipated that additional adjustments may be recorded relating to the valuations of certain assets, various opening balance sheet contingencies and income tax matters. The Company anticipates that it will complete its purchase price allocation in the second quarter of 2014.  The finalization of the Company's purchase accounting assessment will result in changes in the valuation of assets acquired and liabilities assumed, which the Company does not expect to be material. Based on this preliminary fair valuation, the purchase price was allocated as follows:

Preliminary Purchase Price Allocation (in thousands):
Preliminary value assigned:
Accounts receivable	$147,400
Inventories	115,300
Other current assets	26,200
Property, plant and equipment	142,800
Customer relationships	458,400
Developed technology	155,000
Tradenames	73,400
Goodwill	993,800
Other assets	30,800
Accounts payable	(55,900)
Other current liabilities	(62,100)
Long-term debt	(754,200)
Non-current deferred tax liability	(140,700)
Contingent consideration	(35,500)
Redeemable 401(k) plan interest	(21,000)
Other liabilities	(66,500)
Total purchase price	$1,007,200

Certain sellers of MacDermid exchanged their equity in MacDermid for equity in a wholly owned subsidiary, Platform Delaware Holdings, Inc. (“PDH”), and a proportionate share of the contingent consideration described above and an interest in certain MacDermid pending litigation (referred to as “Retaining MacDermid Holdings”).  This 6.76% ownership has been accounted for as a non-controlling interest in the Company’s financial statements.  The holders of the Retaining MacDermid Holdings can exchange their shares for Platform common stock beginning on November 1, 2014 up to 25% a year at their election.  Potential shares of Common Stock issuable upon the exchange are 8,900,000.  This equity is classified as a “Non-controlling interest” in the accompanying Condensed Consolidated Balance Sheets.

Upon the closing of the MacDermid Acquisition, the MacDermid Savings Plan retained a 3% interest in MacDermid. The fair value of the obligation to purchase these shares of $20,972 was recorded as a redeemable 401(k) interest in the mezzanine section of the Consolidated Balance Sheets at December 31, 2013 since it could be settled in either cash or stock. On March 4, 2014, pursuant to the terms of an Exchange Agreement, dated October 25, 2013, between the Company and the fiduciaries of the MacDermid Savings Plan, the Company acquired the remaining approximately 3% of the MacDermid Plan Shares for approximately $2,600 in cash (which is reflected in “Acquisition of business, net” in the accompanying Condensed Consolidated Statements of Cash Flows) and 1,670,386 shares of the Company’s Common Stock.

As the Company’s inception date was April 23, 2013, no pro-forma financial disclosures are necessary as all of the results of operations of MacDermid are included in the Successor and Predecessor Periods.

Other

During the quarter ended March 31, 2012, MacDermid acquired 95% of the stock of a specialty chemical business in Brazil for a total purchase price of $8,900. This business was acquired to complement the service and product offerings within Brazil and its balance sheet and results of operations have been integrated into the Performance Materials segment. During the first quarter of 2014, the remaining $1,114 purchase price was paid.

2.  ACQUISITIONS OF BUSINESSES

MacDermid Acquisition

On October 31, 2013, the Company completed the MacDermid Acquisition. The total consideration paid in connection with the MacDermid Acquisition and the acquisition of the approximately 3% of MacDermid equity interests (the “MacDermid Plan Shares”) not already held by MacDermid Holdings was approximately $1,800,000 (including the assumption of approximately $754,200 of indebtedness), plus (i) up to $100,000 of contingent consideration tied to achievement of EBITDA and stock trading price performance metrics over a seven-year period following the closing of the acquisition and (ii) an interest in certain MacDermid pending litigation. As a result of a favorable adjustment to the preliminary estimated working capital factored into the purchase price, the Company received a payment of approximately $8,540 in January 2014 which was recorded in Prepaid expenses and other current assets on the Consolidated Balance Sheets at December 31, 2013.

The fair value of contingent consideration was measured based on significant inputs not observable in the market (Level 3 inputs). Key assumptions included in the fair value calculation of the EBITDA related earnout include a discount rate of approximately 2% and expected future value of payments of $60,000 calculated using a probability weighted EBITDA assessment with higher probability associated with the Company achieving the maximum EBITDA targets. Key assumptions included in the fair value calculation of the stock price related earnout include the fair value of common stock and an assumption of volatility.  The stock price related earnout was calculated using a Monte Carlo simulation.  At the inception of the acquisition, the fair value of the contingent payments was $35,500. As of December 31, 2013, the fair value of the contingent consideration was $34,800, which was included in Other long-term liabilities in the accompanying Consolidated Balance Sheets.

The Company paid approximately $15,200 and $16,925 of MacDermid Acquisition related expenses in the Successor and Predecessor 2013 Periods, respectively. These costs were recorded in Selling, technical, general and administrative expenses in the respective Successor and Predecessor 2013 Periods.

The excess of the cost of the MacDermid Acquisition over the net of amounts assigned to the fair value of the assets acquired and the liabilities assumed is recorded as goodwill. None of the goodwill recorded in connection with the MacDermid Acquisition is expected to be deductible for tax purposes. The purchase price allocation for the MacDermid Acquisition is substantially complete. As the Company finalizes its purchase price allocation, it is anticipated that additional adjustments will be recorded relating to the valuations of certain assets, various opening balance sheet contingencies and income tax matters. The Company anticipates that it will complete its purchase price allocation in the second quarter of 2014. The finalization of the Company's purchase accounting assessment will result in changes in the valuation of assets acquired and liabilities assumed, which the Company does not expect to be material. Based on this preliminary fair valuation, the purchase price is allocated as follows:

Preliminary Purchase Price Allocation (in thousands):
Preliminary value assigned:
Accounts receivable	$147,400
Inventories	115,300
Other current assets	26,200
Property, plant and equipment	142,800
Customer relationships	458,400
Developed technology	155,000
Tradenames	73,400
Goodwill	993,800
Other assets	30,800
Accounts payable	(55,900)
Other current liabilities	(62,100)
Long-term debt	(754,200)
Non-current deferred tax liability	(140,700)
Contingent consideration	(35,500)
Redeemable 401(k) plan interest	(21,000)
Other liabilities	(66,500)
Total purchase price	$1,007,200

Certain sellers of MacDermid exchanged their equity in MacDermid for equity in a wholly owned subsidiary, PDH and a proportionate share of the contingent consideration described above and an interest in certain MacDermid pending litigation (referred to as “Retaining MacDermid Holdings”). This 6.76% ownership has been accounted for as a non-controlling interest in the financial statements. The holders of the Retaining MacDermid Holdings can exchange their shares for Platform common stock beginning on November 1, 2014 up to 25% a year at their election. Potential platform shares issuable upon the exchange are 8,900,000. This equity is classified as a non-controlling interest on the Consolidated Balance Sheets.

Upon the closing of the MacDermid Acquisition, the MacDermid Savings Plan retained a 3% interest in MacDermid, Incorporated, that was paid subsequent to the listing of stock on the NYSE. The fair value of the obligation to purchase these shares of $20,972 was recorded as a redeemable 401(k) interest in the mezzanine section of the Consolidated Balance Sheets since it can be settled in either cash or stock. Refer to Note 20 for further discussion.

Customer relationships have useful lives ranging from 8 to 20 years and developed technology have useful lives ranging between 7 to 10 years. This results in weighted average useful lives for customer relationships and developed technology, of approximately 16 years and 10 years, respectively, for an aggregate weighted average useful life of approximately 15 years at December 31, 2013. As the Company’s inception date was April 23, 2013, no pro-forma financial disclosures are necessary as all of the results of operations of MacDermid are included in the Successor and Predecessor 2013 Periods.

Other

During the quarter ended March 31, 2012, MacDermid acquired 95% of the stock of a specialty chemical business in Brazil. This business was acquired to complement the service and product offerings within Brazil and its balance sheet and results of operations have been integrated into the Performance Materials segment. The total purchase price was approximately $8,900.  At December 31, 2013, approximately $1,200 remains payable to the former owners of the acquired business. The payable represents the estimated fair value of contingent consideration expected to be payable in the event that the acquired business achieves specific performance metrics over the next year. Assets and liabilities of the acquired business were recorded as of the date of acquisition based on their estimated fair value as determined in a purchase price allocation, using available information and making assumptions the Company believes are reasonable. The Company’s allocation of purchase price for this acquisitions included current assets of approximately $2,000, property, plant and equipment of approximately $2,000, goodwill of approximately $1,900 and intangible assets of $3,000. No goodwill from this acquisition is expected to be deductible for tax purposes. Of the $3,000 of acquired intangible assets, $500 was assigned to registered trademarks that are not subject to amortization. The remaining $2,500 of acquired intangible assets has a weighted-average useful life of approximately six years.